Schedule of financial assets and liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Financial assets	$ 1,043,611	$ 650,041
Other investment	1,664,593
Financial liabilities	10,050,980	8,154,666
Warrant liability	125,528
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	135,187	45,528
Other receivables and deposits [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	273,558	267,146
Amount due from associates [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	27,393	18,435
Cash and bank balances [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	607,473	318,932
Trade payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortised cost	349,799	321,350
Other payables and accruals [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortised cost	3,455,153	878,421
Amount due to associates [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortised cost	132,468	20,763
Amount due to directors [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortised cost	5,554,288	5,972,257
Hire purchase liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortised cost
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortised cost	$ 559,272	$ 961,875